Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (11,753)	$ (5,313)	$ (8,922)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents balances	54	(251)	(25)
Issuance expenses	517	242
Depreciation and amortization	342	278	280
Change in financial liabilities at fair value through profit or loss	1,891	(1,981)	513
Share-based payments	381	1,318	1,818
Exchange rate differences on restricted deposits balances	6
Capital gain		(5)
Gain from cancellation of options to a group of investors			(193)
Finance expenses in respect of financial liability to a group of investors			193
Recognition of day-one deferred loss			1,056
Listing expenses			1,545
Total adjustments	3,191	(399)	5,187
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	(210)	(138)	468
Increase in other receivables	(68)	(56)	(83)
Increase (decrease) in trade payables	(75)	134	(46)
Increase (decrease) in other payables	84	236	(22)
Decrease in deferred issuance expenses	61
Increase in deferred revenues and contract liabilities	34	191	101
Changes in operating asset and liability, total	(174)	367	418
Net cash used in operating activities	(8,736)	(5,345)	(3,317)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted deposits	(17)	(36)	(13)
Purchase of technology	(308)
Proceeds from sale of property, plant and equipment		15
Purchase of property, plant and equipment	(44)	(132)	(39)
Net cash used in investing activities	(369)	(153)	(52)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public and private offerings, net of issuance expenses	9,231	5,582	5,599
Israeli Innovation Authority, net	29	(26)	(17)
Payment of loans and other financial liabilities		(63)	(2,178)
Deferred issuance expenses		(61)
Proceeds from exercise of options and warrants	102	2,018	2
Cash acquired from reverse acquisition			317
Proceeds from financial liabilities and options			870
Net cash provided by financing activities	9,362	7,450	4,593
INCREASE IN CASH AND CASH EQUIVALENTS	257	1,952	1,224
EFFECT OF EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(54)	251	25
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,514	1,311	62
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,717	3,514	1,311
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Classification to equity of series B warrants (see Note 13(e))	3,479
Issuance of options to consultants (issuance costs)	(23)	(133)
Classification to equity of liability in respect to anti-dilution feature	1,787
Conversion of warrants into shares		$ 348